SUPPLEMENT
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2000
                                       FOR
                     PERSPECTIVE FIXED AND VARIABLE ANNUITY

                       JACKSON NATIONAL SEPARATE ACCOUNT I

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the Investment Company Act, as amended (the "1940 Act"), a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. However, the staff of the Securities and Exchange Commission has taken the position that amounts received by the Distributor or an affiliate as an introducing broker-dealer under the Plan should be reflected in the expenses of the Series of the Trust. Therefore, the table below estimates what each Series' distribution fee and its resulting total and net expenses, will be deemed to be as a result of the implementation of the Plan. This table should replace the table located on page 3 of the Separate Account prospectus.


                                                                      Management                                     Total
                                                                          and          Estimated                     Series
                                                                    Administrative    Distribution     Other         Annual
                                                                          Fee         (12b-1) Fees    Expenses      Expenses
------------------------------------------------------------------ ------------------ ------------- ------------- -------------
JNL/Alger Growth Series                                                 1.07%             .02%           0%          1.09%
------------------------------------------------------------------
JNL/Alliance Growth Series                                               .88%             .02%           0%           .90%
------------------------------------------------------------------
JNL/Eagle Core Equity Series                                             .99%             .04%           0%          1.03%
------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series                                        1.05%             .02%           0%          1.07%
------------------------------------------------------------------
JNL/Janus Aggressive Growth Series                                      1.01%             .01%           0%          1.02%
------------------------------------------------------------------
JNL/Janus Balanced Series                                               1.05%             .03%           0%          1.08%
------------------------------------------------------------------
JNL/Janus Capital Growth Series                                         1.03%             .01%           0%          1.04%
------------------------------------------------------------------
JNL/Janus Global Equities Series*                                       1.06%             .02%           0%          1.08%
------------------------------------------------------------------
JNL/Putnam Growth Series                                                 .97%             .01%           0%           .98%
------------------------------------------------------------------
JNL/Putnam International Equity Series                                  1.18%             .05%           0%          1.23%
------------------------------------------------------------------
JNL/Putnam Midcap Growth Series                                         1.05%             .08%           0%          1.13%
------------------------------------------------------------------
JNL/Putnam Value Equity Series                                           .98%             .02%           0%          1.00%
------------------------------------------------------------------
JNL/S&P Conservative Growth Series I**                                   .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Moderate Growth Series I**                                       .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Aggressive Growth Series I**                                     .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I**                                .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Equity Growth Series I**                                         .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I**                              .20%              0%            0%           .20%
------------------------------------------------------------------
PPM America/JNL Balanced Series                                          .82%             .01%           0%           .83%
------------------------------------------------------------------
PPM America/JNL High Yield Bond Series                                   .82%              .01%+         0%           .83%
------------------------------------------------------------------
PPM America/JNL Money Market Series                                      .70%              0%            0%           .70%
------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series                                  .95%             .01%+          0%           .96%
------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Series               .80%             .01%+          0%           .81%
------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series                              .93%             .02%           0%           .95%
------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series                                 1.03%             .01%+          0%          1.04%
------------------------------------------------------------------
T. Rowe Price/JNL Value Series                                          1.00%             .12%           0%          1.12%
------------------------------------------------------------------

On page 4 under the section labeled "Examples" should be replaced in its entirety with the following:

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;

(b)  if you surrender your contract at the end of each time period.

-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Alger Growth Division                                               (a)      $ 25    $   78      $134     $285
                                                                        (b)        95       128       164      285
JNL/Alliance Growth Division                                            (a)        24        72       124      266
                                                                        (b)        94       122       154      266
JNL/Eagle Core Equity Division                                          (a)        25        76       131      279
                                                                        (b)        95       126       161      279
JNL/Eagle SmallCap Equity Division                                      (a)        25        78       133      283
                                                                        (b)        95       128       163      283
JNL/Janus Aggressive Growth Division                                    (a)        25        76       130      278
                                                                        (b)        95       126       160      278
JNL/Janus Balanced Division                                             (a)        25        78       133      284
                                                                        (b)        95       128       163      284
JNL/Janus Capital Growth Division                                       (a)        25        77       131      280
                                                                        (b)        95       127       161      280
JNL/Janus Global Equities Division*                                     (a)        25        78       133      284
                                                                        (b)        95       128       163      284
JNL/Putnam Growth Division                                              (a)        24        75       128      274
                                                                        (b)        94       125       158      274
JNL/Putnam International Equity Division                                (a)        27        82       141      298
                                                                        (b)        97       132       171      298
JNL/Putnam Midcap Growth Division                                       (a)        26        79       136      289
                                                                        (b)        96       129       166      289
JNL/Putnam Value Equity Division                                        (a)        25        75       129      276
                                                                        (b)        95       125       159      276
JNL/S&P Conservative Growth Division I                                  (a)        16        51        88      192
                                                                        (b)        86       101       118      192
JNL/S&P Moderate Growth Division I                                      (a)        16        51        88      192
                                                                        (b)        86       101       118      192
JNL/S&P Aggressive Growth Division I                                    (a)        16        51        88      192
                                                                        (b)        86       101       118      192
JNL/S&P Very Aggressive Growth Division I                               (a)        16        51        88      192
                                                                        (b)        86       101       118      192
JNL/S&P Equity Growth Division I                                        (a)        16        51        88      192
                                                                        (b)        86       101       118      192
JNL/S&P Equity Aggressive Growth Division I                             (a)        16        51        88      192
                                                                        (b)        86       101       118      192
PPM America/JNL Balanced Division                                       (a)        23        70       120      258
                                                                        (b)        93       120       150      258
PPM America/JNL High Yield Bond Division                                (a)        23        70       120      258
                                                                        (b)        93       120       150      258
PPM America/JNL Money Market Division                                   (a)        22        66       114      245
                                                                        (b)        92       116       144      245
Salomon Brothers/JNL Global Bond Division                               (a)        24        74       127      272
                                                                        (b)        94       124       157      272
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)       $23       $70      $119     $256
                                                                        (b)        93       120       149      256
T. Rowe Price/JNL Established Growth Division                           (a)        24        74       127      271
                                                                        (b)        94       124       157      271
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        25        77       131      280
                                                                        (b)        95       127       161      280
T. Rowe Price/JNL Value Division                                        (a)        26        79       135      288
                                                                        (b)        96       129       165      288


-----------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.





This Supplement is dated December 18, 2000.

(To be used with VC3656 Rev. 09/00)


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